Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
15.	Inventories

(In thousands)	December 31, 2019	December 31, 2020
Raw materials	7,279	4,342
Finished goods	3,767	2,141
Less: write-down of obsolete inventories	(528)	(636)
Total inventories	10,518	5,847